Long-term Payables Other - Repayment Schedule of the Principal Amount of Long-term Payables - Other Related to Acquisition of Frequency Usage Rights (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	₩ 1,630,381	₩ 1,904,716
Gross amount [member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	1,710,255	₩ 2,013,122
Gross amount [member] | Less than 1 year [Member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	302,867
Gross amount [member] | 1 - 3 years [Member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	605,734
Gross amount [member] | 3 - 5 years [Member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	402,624
Gross amount [member] | More than 5 years [member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	₩ 399,030